Shareholder Report, Holdings (Details) - C000248999 [Member]	Jul. 31, 2025
Amphenol Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PTC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nice Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Neurocrine Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Virtu Financial, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
DTE Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%